Shareholder Report	12 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	INVESTMENT MANAGERS SERIES TRUST II
Entity Central Index Key	0001587982
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000236514 [Member]
Shareholder Report [Line Items]
Fund Name	Alternative AccessFirst PriorityCLO Bond ETF
Class Name	Alternative AccessFirst PriorityCLO Bond ETF
Trading Symbol	AAA
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alternative Access First Priority CLO Bond ETF (“Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aafetfs.com/. You can also request this information by contacting us at (303) 623-2577.
Additional Information Phone Number	(303) 623-2577
Additional Information Website	https://www.aafetfs.com/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alternative Access First Priority CLO Bond ETF (AAA)	$26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
HOW DID THE FUND PERFORM?
“AAA” (or “the Fund”) returned a positive 6.10% from 3/31/2024 to 3/31/2025 (the “Period”.)  The Fund's benchmark, the Bloomberg US Floating Rate Note Index < 5 years, returned 5.81% during the same period.
WHAT AFFECTED FUND PERFORMANCE?
The gain could be attributed to three components: Interest accrual and bond payments, market price changes to portfolio assets, and management fees.
- Interest accrual and bond coupon payments attributed ~6.39% to overall return on the Fund.  The Fund's risk assets consist of floating rate notes who coupons are dependent the secured overnight funding rate (or “SOFR”).  Changes to short term interest rate policy lowered the average coupon of bonds in the Fund by ~100 basis points over the course of the year.   The average coupon of the Fund declined from ~6.79% at the beginning of the period to ~5.76% at the end of the Period.
- The change in the principal market value of the assets of the Fund detracted ~0.02% to the total return.  Over the course of the year, spreads of AAA-rated collateralized loan obligation (“CLO”) bonds were higher by ~1 basis point and lead to a market price depreciation of ~2 basis points.   Spreads started the year at approximately 140 basis points on 31 March 2024 and ended the period at ~141 basis points.
- Finally, management fees subtracted 25 basis points from the total return of the Fund during the year.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception[1]
Alternative Access First Priority CLO Bond ETF (AAA)	6.10%	3.92%
Bloomberg U.S. Universal Bond Index	5.24%	-0.74%
Bloomberg Floating Rate Note <5 Years Index	5.81%	3.61%
[1]	The Fund commenced operations on September 8, 2020.

Performance Inception Date	Sep. 08, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.aafetfs.com/ for the most recent performance information.
Net Assets	$ 47,380,098
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 66,655
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$47,380,098
Total number of portfolio holdings	50
Total advisory fees paid (net)	$66,655
Portfolio turnover rate as of the end of the reporting period	37%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings exclude short-term holdings, if any.
Top Ten Holdings
Fortress Credit BSL XXVI Ltd., Series 2024-4A, 5.715%, 1/15/2038	4.2%
AMMC CLO XXXO Ltd., Series 2025-31A, 5.627%, 2/20/2038	4.2%
Cedar Funding IV CLO Ltd., Series 2014-4A, 5.619%, 1/23/2038	4.2%
Wellfleet CLO Ltd., Series 2022-1A, 5.722%, 7/15/2037	4.2%
Magnetite XXVIII Ltd., Series 2020-28A, 5.542%, 1/15/2038	4.2%
Marble Point CLO XXII Ltd., Series 2021-2A, 5.762%, 7/25/2034	4.2%
Silver Point CLO VII Ltd., Series 2024-7A, 5.645%, 1/15/2038	3.2%
LCM XL Ltd., Series 40A, 5.672%, 1/15/2038	3.2%
Trinitas CLO XXX Ltd., Series 2024-30A, 6.044%, 10/23/2037	3.2%
BlueMountain CLO XXV Ltd., Series 2019-25A, 5.762%, 1/15/2038	3.0%
Asset Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Fortress Credit BSL XXVI Ltd., Series 2024-4A, 5.715%, 1/15/2038	4.2%
AMMC CLO XXXO Ltd., Series 2025-31A, 5.627%, 2/20/2038	4.2%
Cedar Funding IV CLO Ltd., Series 2014-4A, 5.619%, 1/23/2038	4.2%
Wellfleet CLO Ltd., Series 2022-1A, 5.722%, 7/15/2037	4.2%
Magnetite XXVIII Ltd., Series 2020-28A, 5.542%, 1/15/2038	4.2%
Marble Point CLO XXII Ltd., Series 2021-2A, 5.762%, 7/25/2034	4.2%
Silver Point CLO VII Ltd., Series 2024-7A, 5.645%, 1/15/2038	3.2%
LCM XL Ltd., Series 40A, 5.672%, 1/15/2038	3.2%
Trinitas CLO XXX Ltd., Series 2024-30A, 6.044%, 10/23/2037	3.2%
BlueMountain CLO XXV Ltd., Series 2019-25A, 5.762%, 1/15/2038	3.0%

Material Fund Change [Text Block]	Material Fund Changes The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.